NET LOSS PER SHARE OF COMMON STOCK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share, Basic and Diluted [Abstract]
Net loss	$ (31,338,861)	$ (24,171,001)
Weighted average shares of common stock-basic	1,886,798	1,338,666
Weighted average shares of common stock-diluted	1,886,798	1,338,666
Earnings Per Share, Basic	$ (16.61)	$ (18.06)
Earnings Per Share, Diluted	$ (16.61)	$ (18.06)
Antidilutive securities	12,856,812	10,133,783
Stock options
Earnings Per Share, Basic and Diluted [Abstract]
Antidilutive securities	198,500	85,000
Convertible preferred stock
Earnings Per Share, Basic and Diluted [Abstract]
Antidilutive securities	12,658,312	9,419,740
Unvested common stock
Earnings Per Share, Basic and Diluted [Abstract]
Antidilutive securities		629,043